Note 19 - Asset Acquisition (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Asset Acquisition [Table Text Block]
Assets acquired:
Building and land	$1,302
Total assets acquired:	1,302
Liabilities assumed:
Accrued liabilities	33
Total liabilities assumed	33
Total consideration	$1,269